Vanguard® Global Wellington™ Fund
Schedule of Investments (unaudited)
As of November 30, 2020
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (66.0%)
Canada (0.9%)
	Dollarama Inc.	183,451	7,509
	Suncor Energy Inc.	316,042	5,055
			12,564
France (4.1%)
	Vinci SA	113,849	11,567
	TOTAL SE	236,587	10,042
*	Engie SA	670,167	9,866
	Arkema SA	76,810	8,945
*	BNP Paribas SA	132,222	6,730
*,1	Amundi SA	46,300	3,682
	Schneider Electric SE	23,465	3,269
	Legrand SA	30,605	2,592
			56,693
Germany (0.5%)
	Bayerische Motoren Werke AG	81,337	7,058
Italy (0.1%)
	Assicurazioni Generali SpA	72,564	1,240
Japan (5.6%)
	Tokio Marine Holdings Inc.	292,197	14,469
	Nippon Telegraph & Telephone Corp.	486,744	11,512
	Marui Group Co. Ltd.	549,665	10,019
	Astellas Pharma Inc.	665,300	9,476
	Isuzu Motors Ltd.	926,814	9,009
	Honda Motor Co. Ltd.	225,400	6,271
	Mitsubishi Estate Co. Ltd.	324,100	5,576
	Sumitomo Mitsui Financial Group Inc.	177,401	5,101
	Mitsubishi UFJ Financial Group Inc.	1,195,222	5,100
			76,533
Netherlands (0.3%)
*	ING Groep NV	375,980	3,657
South Korea (1.2%)
	Samsung Electronics Co. Ltd.	273,340	16,477
Spain (1.7%)
	Iberdrola SA	1,143,490	15,697
	CaixaBank SA	3,060,018	7,828
			23,525
Sweden (1.3%)
	Autoliv Inc.	136,380	12,145

		Shares	Market Value ($000)
	Lundin Energy AB	267,307	6,386
			18,531
Switzerland (4.0%)
	Novartis AG (Registered)	261,280	23,655
	Nestle SA (Registered)	142,418	15,953
	Zurich Insurance Group AG	19,940	8,086
	Julius Baer Group Ltd.	135,886	7,833
			55,527
Taiwan (1.8%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	1,416,175	24,106
United Kingdom (6.2%)
	Diageo plc	418,249	16,101
	Linde plc	60,000	15,300
	AstraZeneca plc ADR	243,817	12,908
	Prudential plc	740,045	11,380
	WPP plc	962,134	9,271
	Rotork plc	2,026,090	7,968
	Derwent London plc	173,501	7,034
	BAE Systems plc	755,967	5,044
			85,006
United States (38.3%)
	Microsoft Corp.	118,022	25,265
	Johnson & Johnson	169,203	24,480
	United Parcel Service Inc. Class B	133,798	22,889
	Deere & Co.	87,294	22,838
	Cisco Systems Inc.	506,722	21,799
	Bank of America Corp.	660,047	18,587
	Chubb Ltd.	121,022	17,891
	Comcast Corp. Class A	356,079	17,889
	Medtronic plc	157,056	17,857
	McDonald's Corp.	75,034	16,315
	Mondelez International Inc. Class A	279,750	16,072
	Merck & Co. Inc.	199,347	16,026
	PepsiCo Inc.	104,396	15,057
	TJX Cos. Inc.	236,751	15,036
	Sempra Energy	116,437	14,843
	Texas Instruments Inc.	85,450	13,779
	UnitedHealth Group Inc.	40,611	13,659
	American Express Co.	114,549	13,584
	Lockheed Martin Corp.	36,491	13,319
	Raytheon Technologies Corp.	184,477	13,231
	General Motors Co.	296,284	12,989
	JPMorgan Chase & Co.	107,991	12,730
	Northrop Grumman Corp.	41,620	12,580
	General Dynamics Corp.	72,075	10,764
	PNC Financial Services Group Inc.	66,780	9,220
	Broadcom Inc.	22,601	9,076
	Verizon Communications Inc.	147,665	8,920
	Union Pacific Corp.	42,570	8,688
	Caterpillar Inc.	49,866	8,656
*	Alphabet Inc. Class A	4,687	8,223
	Colgate-Palmolive Co.	82,865	7,097
	Honeywell International Inc.	33,520	6,835
	American Tower Corp.	29,447	6,808
	KLA Corp.	26,865	6,769
	RenaissanceRe Holdings Ltd.	38,855	6,397

				Shares	Market Value ($000)
	Gilead Sciences Inc.			101,821	6,178
	Duke Energy Corp.			59,213	5,487
	BlackRock Inc.			7,850	5,482
	Baxter International Inc.			71,770	5,460
	Intel Corp.			74,574	3,606
	Accenture plc Class A			14,180	3,532
	EOG Resources Inc.			64,047	3,003
	Pioneer Natural Resources Co.			29,249	2,942
	Abbott Laboratories			24,913	2,696
	Marsh & McLennan Cos. Inc.			19,307	2,213
					526,767
Total Common Stocks (Cost $755,049)					907,684
		Coupon	Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (4.6%)
United States (4.6%)
[2,3]	Fannie Mae Pool	3.070%	2/1/25	150	163
[2,3]	Fannie Mae Pool	2.780%	6/1/26	330	362
[2,3]	Fannie Mae REMICS	2.000%	9/25/40	106	108
[2,3]	Fannie Mae REMICS	2.500%	5/25/45 - 3/25/53	843	880
[2,3]	Fannie Mae REMICS	3.000%	2/25/49	190	197
[2,3]	Fannie Mae REMICS	3.500%	6/25/44 - 6/25/59	2,058	2,199
[2,3]	Freddie Mac REMICS	1.750%	9/15/42	944	970
[2,3]	Freddie Mac REMICS	3.500%	9/15/40 - 11/15/40	228	233
[2,3]	Freddie Mac REMICS	4.000%	12/15/39 - 8/15/40	944	1,048
[2]	Ginnie Mae II Pool	3.000%	7/20/50	2,364	2,483
[2]	Ginnie Mae REMICS	2.750%	9/20/44	180	185
[2,3,4]	UMBS Pool	1.500%	12/25/35	1,300	1,333
[2,3,4]	UMBS Pool	2.000%	12/25/35 - 1/25/51	15,675	16,289
[2,3,4]	UMBS Pool	2.500%	12/25/50 - 1/25/51	1,300	1,361
[5]	United States Treasury Note/Bond	0.125%	5/31/22 - 8/15/23	9,450	9,442
[6]	United States Treasury Note/Bond	0.250%	5/31/25 - 9/30/25	19,410	19,334
	United States Treasury Note/Bond	0.625%	5/15/30 - 8/15/30	1,961	1,922
	United States Treasury Note/Bond	0.875%	11/15/30	290	291
	United States Treasury Note/Bond	1.500%	2/15/30	335	356
[5]	United States Treasury Note/Bond	1.125%	8/15/40	600	575
[5]	United States Treasury Note/Bond	2.000%	2/15/50	1,308	1,441
	United States Treasury Note/Bond	1.250%	5/15/50	105	97
	United States Treasury Note/Bond	1.625%	11/15/50	585	591
[5]	United States Treasury Note/Bond	1.375%	8/15/50	1,045	993
	United States Treasury Note/Bond	2.250%	8/15/49	140	162
[5]	United States Treasury Note/Bond	2.750%	11/15/47	550	699
Total U.S. Government and Agency Obligations (Cost $63,277)					63,714
Asset-Backed/Commercial Mortgage-Backed Securities (0.9%)
Bermuda (0.0%)
[1,2]	START Ireland Series 2019-1	4.089%	3/15/44	159	149
Canada (0.2%)
[1,2]	Chesapeake Funding II LLC Series 2017-2A	1.990%	5/15/29	39	39
[1,2]	Chesapeake Funding II LLC Series 2018-2A	3.230%	8/15/30	392	398

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,7]	Ford Auto Securitization Trust Series 2019-AA	2.354%	6/15/23	1,329	1,028
[1,2,8]	Master Credit Card Trust II Series 2018-1A, 1M USD LIBOR+0.490%	0.636%	7/21/24	765	761
					2,226
Cayman Islands (0.3%)
[1,2]	Horizon Aircraft Finance II Ltd. Series 2019-1	3.721%	7/15/39	235	224
[1,2,8]	KKR CLO 16 Ltd., 3M USD LIBOR+1.250%	1.468%	1/20/29	360	359
[1,2,8]	Madison Park Funding XVIII Ltd. Series 2015-18A, 3M USD LIBOR+1.190%	1.399%	10/21/30	730	728
[1,2,8]	Madison Park Funding XXX Ltd. Series 2018-30A, 3M USD LIBOR+0.750%	0.987%	4/15/29	1,400	1,386
[1,2,8]	Magnetite VII Ltd. Series 2012-7A, 3M USD LIBOR+0.800%	1.037%	1/15/28	1,375	1,363
[1,2,8]	Race Point IX CLO Ltd. Series 2015-9A, 3M USD LIBOR+1.210%	1.447%	10/15/30	726	725
					4,785
United States (0.4%)
[1,2]	Aaset Trust Series 2019-1	3.844%	5/15/39	220	207
[1,2]	Angel Oak Mortgage Trust I LLC Series 2018-3	3.649%	9/25/48	235	237
[1,2]	ARI Fleet Lease Trust Series 2018-A	2.550%	10/15/26	8	8
[1,2]	Castlelake Aircraft Structured Trust Series 2019-1A	3.967%	4/15/39	227	212
[1,2]	CF Hippolyta LLC Series 2020-1	1.690%	7/15/60	796	801
[1,2]	DB Master Finance LLC Series 2019-1A	3.787%	5/20/49	143	147
[1,2]	DB Master Finance LLC Series 2019-1A	4.021%	5/20/49	123	130
[1]	Deephaven Residential Mortgage Trust Series 2018-1A	2.976%	12/25/57	87	87
[1,2]	Enterprise Fleet Financing LLC Series 2018-1	2.870%	10/20/23	91	91
[2,3]	Freddie Mac Multifamily Structured Pass-Through Certificates REMICS	2.282%	7/25/26	285	307
[1]	GreatAmerica Leasing Receivables Funding LLC Series 2018-1	2.600%	6/15/21	9	8
[1,2]	GreatAmerica Leasing Receivables Funding LLC Series 2018-1	2.830%	6/17/24	167	169
[1,2]	MMAF Equipment Finance LLC Series 2017-B	2.210%	10/17/22	36	36
[2]	Seasoned Credit Risk Transfer Trust Series 2018-4	3.500%	3/25/58	92	99
[2]	Seasoned Credit Risk Transfer Trust Series 2019-1	3.500%	7/25/58	95	102
[2]	Seasoned Credit Risk Transfer Trust Series 2019-3	3.500%	10/25/58	250	270
[1,2]	SoFi Consumer Loan Program Trust Series 2019-3	2.900%	5/25/28	489	494
[1,2]	Towd Point Mortgage Trust Series 2018-1	3.000%	1/25/58	194	202
[1,2]	Vantage Data Centers Issuer LLC Series 2019-1A	3.188%	7/15/44	193	202
[1]	Vantage Data Centers LLC Series 2020-1A	1.645%	9/15/45	810	802

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2]	Verus Securitization Trust Series 2019-2	3.211%	5/25/59	204	206
					4,817
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $11,956)					11,977
Corporate Bonds (21.0%)
Australia (0.4%)
[1,2]	Macquarie Group Ltd.	4.150%	3/27/24	1,025	1,098
[1]	National Australia Bank Ltd.	2.400%	12/7/21	575	587
[1]	National Australia Bank Ltd.	2.332%	8/21/30	285	283
[1]	National Australia Bank Ltd.	3.933%	8/2/34	1,050	1,161
[1]	Scentre Group Trust 1	3.625%	1/28/26	809	876
[9]	Toyota Finance Australia Ltd.	2.500%	12/7/20	1,625	1,193
					5,198
Austria (0.0%)
[1]	JAB Holdings BV	2.200%	11/23/30	430	430
Belgium (0.3%)
	Anheuser-Busch Cos. LLC	4.900%	2/1/46	925	1,204
[10]	Anheuser-Busch InBev SA/NV	2.000%	3/17/28	650	881
[10]	Anheuser-Busch InBev SA/NV	2.875%	4/2/32	800	1,191
	Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	670	827
	Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	170	215
					4,318
Canada (0.5%)
	Bank of Nova Scotia	2.700%	8/3/26	1,205	1,320
[7]	Bell Canada	3.350%	3/22/23	975	791
[8]	Canadian Imperial Bank of Commerce, 3M USD LIBOR+0.720%	0.957%	6/16/22	570	575
	Emera US Finance LP	2.700%	6/15/21	400	404
	Fortis Inc.	3.055%	10/4/26	775	848
	Nutrien Ltd.	4.125%	3/15/35	650	765
[7]	Royal Bank of Canada	2.949%	5/1/23	1,875	1,525
	TransCanada PipeLines Ltd.	4.875%	1/15/26	400	473
					6,701
China (0.5%)
	Alibaba Group Holding Ltd.	3.125%	11/28/21	825	843
	Alibaba Group Holding Ltd.	3.400%	12/6/27	660	740
[1]	Meituan	3.050%	10/28/30	290	300
[1]	Sinopec Group Overseas Development 2017 Ltd.	3.000%	4/12/22	1,025	1,052
[1]	State Grid Overseas Investment 2016 Ltd.	2.750%	5/4/22	2,135	2,186
[1]	Tencent Holdings Ltd.	3.595%	1/19/28	1,035	1,137
[1]	Tencent Holdings Ltd.	3.975%	4/11/29	445	506
					6,764
Denmark (0.3%)
[10]	Danske Bank A/S	0.500%	8/27/25	2,450	2,943
[1]	Danske Bank A/S	1.621%	9/11/26	1,320	1,315
					4,258
France (1.5%)
[10]	Airbus SE	2.375%	4/7/32	600	836
[10]	Airbus SE	2.375%	6/9/40	700	957
[10]	AXA SA	5.125%	7/4/43	600	802
[1,2]	BNP Paribas SA	2.819%	11/19/25	470	501
[1,2]	BNP Paribas SA	2.219%	6/9/26	1,095	1,136
[10]	BNP Paribas SA	0.125%	9/4/26	600	710
[10]	BNP Paribas SA	2.125%	1/23/27	1,800	2,353

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[10]	BPCE SA	1.125%	1/18/23	700	857
[1]	BPCE SA	3.250%	1/11/28	525	579
[10]	Cie de Saint-Gobain	2.375%	10/4/27	1,000	1,365
[10]	Credit Mutuel Arkea SA	1.625%	4/15/26	1,500	1,920
[10]	Credit Mutuel Arkea SA	1.250%	6/11/29	700	883
[1]	Danone SA	2.947%	11/2/26	555	610
[10]	Engie SA	0.000%	3/4/27	1,300	1,554
[10]	Orange SA	1.000%	5/12/25	1,300	1,627
[10]	Orange SA	2.000%	1/15/29	500	689
[10]	Orange SA	0.500%	9/4/32	1,000	1,221
[10]	RCI Banque SA	0.750%	9/26/22	500	602
[10]	RCI Banque SA	1.375%	3/8/24	1,400	1,706
					20,908
Germany (1.1%)
[1]	Bayer US Finance II LLC	4.250%	12/15/25	1,000	1,144
[1]	Bayer US Finance LLC	3.375%	10/8/24	770	840
[11]	Deutsche Telekom AG	3.125%	2/6/34	775	1,226
[11]	E.ON International Finance BV	4.750%	1/31/34	600	1,087
[11]	E.ON International Finance BV	5.875%	10/30/37	250	528
[10]	E.ON SE	1.625%	5/22/29	1,265	1,694
[1]	Siemens Financieringsmaatschappij NV	2.900%	5/27/22	650	674
[10]	Volkswagen Leasing GmbH	2.625%	1/15/24	425	546
[10]	Volkswagen Leasing GmbH	1.375%	1/20/25	3,100	3,871
[10]	Wintershall Dea Finance BV	0.840%	9/25/25	1,700	2,069
[10]	Wintershall Dea Finance BV	1.823%	9/25/31	600	740
					14,419
Hong Kong (0.0%)
[1]	AIA Group Ltd.	3.375%	4/7/30	260	291
Ireland (0.3%)
[10]	CRH Finance DAC	3.125%	4/3/23	1,634	2,100
[10]	CRH SMW Finance DAC	1.250%	11/5/26	1,200	1,533
					3,633
Japan (0.1%)
[10]	Takeda Pharmaceutical Co. Ltd.	1.375%	7/9/32	850	1,084
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	200	211
					1,295
Mexico (0.1%)
	America Movil SAB de CV	3.625%	4/22/29	275	314
	America Movil SAB de CV	6.375%	3/1/35	350	523
[1]	Infraestructura Energetica Nova SAB de CV	4.875%	1/14/48	980	969
					1,806
Netherlands (0.3%)
[10]	ABN AMRO Bank NV	2.500%	11/29/23	1,330	1,716
[11]	Cooperatieve Rabobank UA	4.625%	5/23/29	100	163
[10]	Heineken NV	1.500%	10/3/29	1,325	1,769
	Shell International Finance BV	4.000%	5/10/46	300	371
					4,019
Norway (0.1%)
[1]	Aker BP ASA	4.000%	1/15/31	1,090	1,100
Singapore (0.1%)
[1]	Temasek Financial I Ltd.	3.625%	8/1/28	510	599
South Korea (0.0%)
[1]	SK Telecom Co. Ltd.	3.750%	4/16/23	200	213

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Spain (0.4%)
[10]	Abertis Infraestructuras SA	1.125%	3/26/28	1,300	1,570
[4]	Banco Santander SA	2.749%	12/3/30	800	800
[10]	Iberdrola Finanzas SA	1.250%	10/28/26	1,300	1,668
	Telefonica Emisiones SA	4.665%	3/6/38	1,055	1,260
					5,298
Switzerland (0.2%)
[1]	Alcon Finance Corp.	3.000%	9/23/29	1,280	1,390
[1]	Alcon Finance Corp.	2.600%	5/27/30	625	664
[10]	Credit Suisse Group AG	1.250%	7/17/25	675	837
					2,891
United Kingdom (1.5%)
	AstraZeneca plc	4.000%	1/17/29	755	907
[1]	BAE Systems plc	3.400%	4/15/30	200	226
	BAT Capital Corp.	3.557%	8/15/27	1,240	1,372
	BP Capital Markets plc	3.814%	2/10/24	475	520
[7]	BP Capital Markets plc	3.470%	5/15/25	1,350	1,135
[1]	British Airways Pass-Through Trust	4.250%	11/15/32	60	63
[1]	CK Hutchison International 17 II Ltd.	2.750%	3/29/23	1,275	1,330
[11]	CPUK Finance Ltd.	3.588%	8/28/25	1,400	1,984
[10]	FCE Bank plc	0.869%	9/13/21	1,800	2,140
[11]	Heathrow Funding Ltd.	2.750%	8/9/49	775	1,093
[8]	HSBC Holdings plc, 3M USD LIBOR+1.000%	1.220%	5/18/24	245	246
[11]	HSBC Holdings plc	2.256%	11/13/26	600	842
	HSBC Holdings plc	1.589%	5/24/27	580	582
[2]	HSBC Holdings plc	4.041%	3/13/28	1,160	1,313
[2]	HSBC Holdings plc	2.357%	8/18/31	805	824
	Prudential plc	3.125%	4/14/30	540	615
[1]	Sky Ltd.	3.125%	11/26/22	725	763
[1,2]	Standard Chartered plc	2.744%	9/10/22	1,095	1,108
[10]	Vodafone Group plc	1.625%	11/24/30	2,675	3,556
	Vodafone Group plc	5.250%	5/30/48	400	545
					21,164
United States (13.3%)
	AbbVie Inc.	3.800%	3/15/25	1,060	1,185
	AbbVie Inc.	4.050%	11/21/39	275	323
	AbbVie Inc.	4.750%	3/15/45	225	291
	AbbVie Inc.	4.250%	11/21/49	675	857
	Alabama Power Co.	4.300%	7/15/48	255	342
	Allstate Corp.	3.850%	8/10/49	495	625
	Altria Group Inc.	5.800%	2/14/39	560	741
	Altria Group Inc.	3.875%	9/16/46	400	431
	Amazon.com Inc.	4.800%	12/5/34	300	414
	American Electric Power Co. Inc.	3.200%	11/13/27	950	1,059
[10]	American Express Credit Corp.	0.625%	11/22/21	1,900	2,286
[11]	American Honda Finance Corp.	0.750%	11/25/26	1,855	2,459
[10]	American International Group Inc.	1.500%	6/8/23	975	1,205
	American International Group Inc.	4.250%	3/15/29	502	600
	American International Group Inc.	4.500%	7/16/44	73	94
	American International Group Inc.	4.750%	4/1/48	45	61
	American Tower Corp.	5.000%	2/15/24	380	430
	American Tower Corp.	4.400%	2/15/26	300	346
[10]	American Tower Corp.	0.500%	1/15/28	660	792
[10]	American Tower Corp.	1.000%	1/15/32	550	666
	Amgen Inc.	3.625%	5/22/24	275	301
	Amgen Inc.	4.663%	6/15/51	350	471

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Amgen Inc.	2.770%	9/1/53	590	591
	Anthem Inc.	3.500%	8/15/24	275	301
	Anthem Inc.	2.250%	5/15/30	1,010	1,067
	Anthem Inc.	4.375%	12/1/47	500	653
[10]	AT&T Inc.	1.600%	5/19/28	1,325	1,721
[10]	AT&T Inc.	2.050%	5/19/32	975	1,319
[10]	AT&T Inc.	2.450%	3/15/35	730	1,018
[10]	AT&T Inc.	3.150%	9/4/36	575	863
[1]	AT&T Inc.	3.500%	9/15/53	505	515
	AutoZone Inc.	3.125%	4/21/26	1,525	1,676
	Bank of America Corp.	3.300%	1/11/23	570	604
[2]	Bank of America Corp.	3.593%	7/21/28	1,885	2,132
[2]	Bank of America Corp.	4.271%	7/23/29	1,640	1,952
[2]	Bank of America Corp.	2.496%	2/13/31	770	814
[8]	Bank of New York Mellon Corp., 3M USD LIBOR+1.050%	1.264%	10/30/23	415	422
	Boeing Co.	3.250%	3/1/28	632	642
	Boeing Co.	3.450%	11/1/28	230	238
	Bon Secours Mercy Health Inc.	2.095%	6/1/31	415	417
[1]	Boston Gas Co.	3.001%	8/1/29	130	143
	Boston Scientific Corp.	4.000%	3/1/29	60	70
	Boston Scientific Corp.	4.550%	3/1/39	600	769
	Brandywine Operating Partnership LP	3.950%	11/15/27	890	935
	Broadcom Inc.	4.700%	4/15/25	1,510	1,728
[1]	Brooklyn Union Gas Co.	4.273%	3/15/48	965	1,219
[1]	Cargill Inc.	4.760%	11/23/45	340	459
[1]	Carrier Global Corp.	2.722%	2/15/30	648	689
[1]	Carrier Global Corp.	3.377%	4/5/40	250	276
	Charles Schwab Corp.	4.625%	3/22/30	750	953
	Charter Communications Operating LLC	5.050%	3/30/29	595	720
	Charter Communications Operating LLC	6.384%	10/23/35	355	491
	Charter Communications Operating LLC	5.375%	5/1/47	110	138
	Charter Communications Operating LLC	5.125%	7/1/49	90	110
	Charter Communications Operating LLC	4.800%	3/1/50	118	141
	Charter Communications Operating LLC	3.700%	4/1/51	60	63
[10]	Chubb INA Holdings Inc.	0.875%	6/15/27	1,455	1,809
[10]	Chubb INA Holdings Inc.	1.400%	6/15/31	525	684
	Cigna Corp.	4.375%	10/15/28	420	505
	Cigna Corp.	2.400%	3/15/30	310	329
	Cimarex Energy Co.	4.375%	6/1/24	1,040	1,121
	Citigroup Inc.	2.700%	3/30/21	345	348
	Citigroup Inc.	4.600%	3/9/26	535	625
	Cleco Corporate Holdings LLC	3.743%	5/1/26	1,185	1,271
	Cleco Corporate Holdings LLC	3.375%	9/15/29	325	329
	Cleco Corporate Holdings LLC	4.973%	5/1/46	535	621
	Comcast Corp.	3.950%	10/15/25	250	287
[10]	Comcast Corp.	0.250%	5/20/27	1,050	1,271
[11]	Comcast Corp.	1.500%	2/20/29	630	870
	Comcast Corp.	6.500%	11/15/35	885	1,371
	Comcast Corp.	4.000%	3/1/48	40	50
	Comcast Corp.	4.700%	10/15/48	140	197
	Comcast Corp.	3.999%	11/1/49	120	153
	Comcast Corp.	4.049%	11/1/52	20	26

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Comcast Corp.	2.650%	8/15/62	25	25
	CommonSpirit Health	4.200%	8/1/23	770	829
	CommonSpirit Health	1.547%	10/1/25	245	248
	CommonSpirit Health	3.347%	10/1/29	355	385
	CommonSpirit Health	2.782%	10/1/30	460	474
	CommonSpirit Health	4.187%	10/1/49	435	483
	Commonwealth Edison Co.	3.650%	6/15/46	35	42
	Commonwealth Edison Co.	4.000%	3/1/48	245	311
	Conagra Brands Inc.	4.600%	11/1/25	200	233
	Conagra Brands Inc.	1.375%	11/1/27	640	645
	Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	75	108
	Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	290	394
	Constellation Brands Inc.	2.875%	5/1/30	115	126
	Cottage Health Obligated Group	3.304%	11/1/49	290	322
[1]	Cox Communications Inc.	3.500%	8/15/27	1,420	1,602
[1]	Cox Communications Inc.	4.800%	2/1/35	100	125
[1]	Cox Communications Inc.	4.600%	8/15/47	300	391
	CSX Corp.	4.300%	3/1/48	495	651
	CVS Health Corp.	4.100%	3/25/25	285	322
	CVS Health Corp.	2.875%	6/1/26	1,455	1,591
	CVS Health Corp.	4.300%	3/25/28	511	599
	CVS Health Corp.	4.125%	4/1/40	235	282
	CVS Health Corp.	5.050%	3/25/48	125	169
[10]	Danaher Corp.	2.100%	9/30/26	1,550	2,066
	Dignity Health	3.812%	11/1/24	594	641
	Dignity Health	4.500%	11/1/42	166	186
	Discover Bank	4.200%	8/8/23	575	630
	Discovery Communications LLC	3.625%	5/15/30	785	889
	Discovery Communications LLC	4.650%	5/15/50	445	547
	Dominion Energy Inc.	2.715%	8/15/21	140	142
	Dominion Energy South Carolina Inc.	6.625%	2/1/32	156	224
	Dominion Energy South Carolina Inc.	5.300%	5/15/33	113	152
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	300	426
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	230	305
	Eastern Energy Gas Holdings LLC	4.600%	12/15/44	660	836
	Energy Transfer Operating LP	4.900%	3/15/35	1,075	1,122
	Energy Transfer Operating LP	5.000%	5/15/50	80	84
	Enterprise Products Operating LLC	3.900%	2/15/24	535	586
[1]	Equitable Financial Life Global Funding	1.400%	7/7/25	150	153
[1]	Equitable Financial Life Global Funding	1.400%	8/27/27	825	825
[1]	ERAC USA Finance LLC	3.300%	12/1/26	300	332
[1]	ERAC USA Finance LLC	4.500%	2/15/45	455	567
	Evergy Inc.	2.900%	9/15/29	580	630
	Evergy Kansas Central Inc.	3.250%	9/1/49	235	264
	Evergy Metro Inc.	2.250%	6/1/30	245	261
	Exxon Mobil Corp.	2.275%	8/16/26	1,075	1,152
	Exxon Mobil Corp.	2.610%	10/15/30	190	207
	FedEx Corp.	4.100%	2/1/45	85	101
	FedEx Corp.	4.750%	11/15/45	227	295
	FedEx Corp.	4.550%	4/1/46	117	148
	FedEx Corp.	4.050%	2/15/48	33	40
[10]	Fidelity National Information Services Inc.	1.500%	5/21/27	1,820	2,347
[10]	Fidelity National Information Services Inc.	2.000%	5/21/30	835	1,134
	Fifth Third Bancorp	2.550%	5/5/27	555	599

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Fiserv Inc.	3.200%	7/1/26	355	398
[11]	Fiserv Inc.	3.000%	7/1/31	775	1,176
	Fox Corp.	4.030%	1/25/24	160	176
[10]	General Mills Inc.	0.450%	1/15/26	1,275	1,554
	General Motors Co.	4.200%	10/1/27	475	534
	General Motors Co.	5.000%	10/1/28	935	1,109
	General Motors Financial Co. Inc.	3.450%	4/10/22	1,310	1,349
	Georgia Power Co.	4.300%	3/15/42	860	1,069
	Gilead Sciences Inc.	2.800%	10/1/50	1,005	1,004
	Goldman Sachs Group Inc.	2.625%	4/25/21	575	579
[2]	Goldman Sachs Group Inc.	3.272%	9/29/25	1,375	1,496
[1]	Gray Oak Pipeline LLC	2.600%	10/15/25	436	443
	HCA Inc.	5.250%	6/15/49	575	761
	Healthpeak Properties Inc.	4.000%	6/1/25	850	961
	Healthpeak Properties Inc.	3.500%	7/15/29	335	377
	Hess Corp.	7.300%	8/15/31	555	688
	Humana Inc.	2.900%	12/15/22	590	617
	Intercontinental Exchange Inc.	1.850%	9/15/32	1,425	1,441
	International Business Machines Corp.	3.300%	5/15/26	550	620
	International Business Machines Corp.	1.950%	5/15/30	1,510	1,560
	International Business Machines Corp.	4.250%	5/15/49	420	553
	International Paper Co.	4.350%	8/15/48	605	793
[1]	ITC Holdings Corp.	2.950%	5/14/30	965	1,056
	John Deere Capital Corp.	3.450%	3/13/25	985	1,100
	Johnson Controls International plc	4.950%	7/2/64	692	914
[2]	JPMorgan Chase & Co.	3.782%	2/1/28	1,890	2,161
[2]	JPMorgan Chase & Co.	3.964%	11/15/48	975	1,245
	Kaiser Foundation Hospitals	4.875%	4/1/42	45	60
[1]	KeySpan Gas East Corp.	2.742%	8/15/26	400	439
	Kroger Co.	4.450%	2/1/47	330	422
	Kroger Co.	5.400%	1/15/49	290	422
	Lowe's Cos. Inc.	1.300%	4/15/28	1,845	1,843
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	1,010	1,233
[1]	Massachusetts Mutual Life Insurance Co.	3.375%	4/15/50	550	589
	McCormick & Co. Inc.	2.500%	4/15/30	180	192
	McDonald's Corp.	4.450%	9/1/48	475	622
	McDonald's Corp.	3.625%	9/1/49	50	59
[10]	Medtronic Global Holdings SCA	1.125%	3/7/27	1,595	2,032
[10]	Medtronic Global Holdings SCA	1.625%	3/7/31	785	1,062
	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/50	235	252
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	150	194
	Merck & Co. Inc.	3.400%	3/7/29	545	636
	Mercy Health	3.555%	8/1/27	410	446
	Mercy Health	4.302%	7/1/28	370	422
[1]	Metropolitan Edison Co.	4.300%	1/15/29	1,555	1,774
[1]	Metropolitan Life Global Funding I	3.000%	9/19/27	775	860
	Microsoft Corp.	3.700%	8/8/46	1,125	1,453
	MidAmerican Energy Co.	4.250%	5/1/46	10	13
[1]	Mid-Atlantic Interstate Transmission LLC	4.100%	5/15/28	1,145	1,289
[7]	Molson Coors International LP	2.840%	7/15/23	1,875	1,499
	Morgan Stanley	2.750%	5/19/22	1,375	1,423
	Morgan Stanley	3.125%	7/27/26	1,850	2,060
[2]	Morgan Stanley	3.772%	1/24/29	570	659
	MPLX LP	3.500%	12/1/22	1,405	1,475

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	National Retail Properties Inc.	3.900%	6/15/24	805	856
[1]	Nationwide Mutual Insurance Co.	4.350%	4/30/50	1,330	1,553
[1]	Niagara Mohawk Power Corp.	1.960%	6/27/30	985	1,016
	Norfolk Southern Corp.	2.550%	11/1/29	1,165	1,262
[1]	Northwestern Mutual Life Insurance Co.	3.850%	9/30/47	230	270
[1]	Northwestern Mutual Life Insurance Co.	3.625%	9/30/59	36	41
	NVIDIA Corp.	3.500%	4/1/40	445	539
[1]	Oglethorpe Power Corp.	6.191%	1/1/31	210	259
	Oglethorpe Power Corp.	5.050%	10/1/48	161	201
[1]	Oglethorpe Power Corp.	3.750%	8/1/50	415	440
	Oglethorpe Power Corp.	5.250%	9/1/50	305	383
	Oracle Corp.	3.400%	7/8/24	575	628
	Oracle Corp.	3.600%	4/1/50	850	989
	Oracle Corp.	3.850%	4/1/60	225	277
	Otis Worldwide Corp.	2.565%	2/15/30	85	91
	Otis Worldwide Corp.	3.112%	2/15/40	195	214
	Otis Worldwide Corp.	3.362%	2/15/50	335	387
	PacifiCorp	2.700%	9/15/30	205	226
	PeaceHealth Obligated Group	1.375%	11/15/25	310	316
[1]	Penske Truck Leasing Co. LP	3.375%	2/1/22	145	149
[1]	Penske Truck Leasing Co. LP	4.250%	1/17/23	1,405	1,509
[1]	Penske Truck Leasing Co. LP	2.700%	11/1/24	170	181
[1]	Penske Truck Leasing Co. LP	3.950%	3/10/25	1,120	1,248
[1]	Penske Truck Leasing Co. LP	4.000%	7/15/25	180	203
	Pfizer Inc.	1.700%	5/28/30	275	283
	Philip Morris International Inc.	2.500%	11/2/22	575	598
	PNC Bank NA	3.250%	1/22/28	910	1,030
	Providence St Joseph Health Obligated Group	3.930%	10/1/48	225	271
	Raytheon Technologies Corp.	3.950%	8/16/25	285	325
	Raytheon Technologies Corp.	4.450%	11/16/38	725	921
	Republic Services Inc.	2.300%	3/1/30	1,290	1,365
[1]	Royalty Pharma plc	3.300%	9/2/40	315	329
[1]	Royalty Pharma plc	3.550%	9/2/50	691	712
	San Diego Gas & Electric Co.	1.700%	10/1/30	1,360	1,372
	San Diego Gas & Electric Co.	4.100%	6/15/49	261	325
	Santander Holdings USA Inc.	3.700%	3/28/22	2,400	2,482
[1]	SBA Tower Trust	3.448%	3/15/23	675	715
[1]	SBA Tower Trust	1.884%	1/15/26	245	249
	Sempra Energy	3.250%	6/15/27	1,050	1,156
	Sierra Pacific Power Co.	2.600%	5/1/26	149	162
	Southern California Edison Co.	3.700%	8/1/25	30	34
	Southern Co.	4.400%	7/1/46	5	6
[1]	Sprint Spectrum Co. LLC	4.738%	3/20/25	805	869
	SSM Health Care Corp.	3.823%	6/1/27	320	358
	Starbucks Corp.	4.500%	11/15/48	730	946
	Starbucks Corp.	3.350%	3/12/50	60	66
	Sunoco Logistics Partners Operations LP	5.350%	5/15/45	400	420
	Sutter Health	2.294%	8/15/30	360	367
	Synchrony Bank	3.000%	6/15/22	450	465
[1]	Teachers Insurance & Annuity Association of America	4.900%	9/15/44	860	1,144
[1]	T-Mobile USA Inc.	2.050%	2/15/28	1,975	2,028
	Toledo Hospital	5.325%	11/15/28	555	637
	Toledo Hospital	5.750%	11/15/38	210	246
	Trinity Acquisition plc	4.400%	3/15/26	1,274	1,488

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Truist Bank	3.300%	5/15/26	450	503
	Truist Financial Corp.	3.200%	9/3/21	510	520
	Truist Financial Corp.	2.200%	3/16/23	875	909
	Truist Financial Corp.	3.700%	6/5/25	970	1,091
	Union Pacific Corp.	3.250%	2/5/50	15	17
	Union Pacific Corp.	3.750%	2/5/70	285	338
[2]	United Airlines Pass-Through Trust Class B Series 2018-1	4.600%	3/1/26	58	51
	UnitedHealth Group Inc.	3.850%	6/15/28	820	973
	UnitedHealth Group Inc.	2.000%	5/15/30	240	255
	UnitedHealth Group Inc.	4.625%	7/15/35	75	101
	UnitedHealth Group Inc.	4.200%	1/15/47	65	86
	VEREIT Operating Partnership LP	3.400%	1/15/28	535	578
	VEREIT Operating Partnership LP	2.200%	6/15/28	285	287
	VEREIT Operating Partnership LP	3.100%	12/15/29	830	871
	VEREIT Operating Partnership LP	2.850%	12/15/32	120	123
[10]	Verizon Communications Inc.	1.250%	4/8/30	1,100	1,419
[1]	Verizon Communications Inc.	1.680%	10/30/30	307	307
[11]	Verizon Communications Inc.	3.375%	10/27/36	400	666
	Verizon Communications Inc.	4.522%	9/15/48	915	1,218
	Verizon Communications Inc.	5.012%	8/21/54	475	685
	VF Corp.	2.800%	4/23/27	185	201
	VF Corp.	2.950%	4/23/30	1,765	1,932
[1]	Viatris Inc.	3.850%	6/22/40	565	636
[7]	Wells Fargo & Co.	2.975%	5/19/26	625	516
	Wells Fargo & Co.	4.100%	6/3/26	920	1,058
	Wells Fargo & Co.	4.300%	7/22/27	275	321
[2]	Wells Fargo & Co.	2.879%	10/30/30	435	471
	Wells Fargo & Co.	4.750%	12/7/46	800	1,061
	Welltower Inc.	4.000%	6/1/25	275	310
					183,218
Total Corporate Bonds (Cost $264,225)					288,523
Sovereign Bonds (3.2%)
Australia (0.3%)
[9]	Commonwealth of Australia	2.750%	11/21/27	135	114
[9]	Commonwealth of Australia	2.250%	5/21/28	1,195	981
[9]	Commonwealth of Australia	2.500%	5/21/30	4,085	3,449
					4,544
Bermuda (0.0%)
[1]	Bermuda	2.375%	8/20/30	200	208
[1]	Bermuda	3.375%	8/20/50	200	211
					419
Canada (0.4%)
[7]	Canadian Government Bond	0.500%	9/1/25	1,200	927
[7]	City of Montreal	3.150%	12/1/36	750	663
[7]	City of Montreal	3.500%	12/1/38	410	379
[7]	City of Toronto	3.200%	8/1/48	1,000	906
[7]	Province of Ontario	2.900%	6/2/28	1,910	1,657
[12]	Province of Ontario	0.250%	6/28/29	985	1,116
					5,648
Chile (0.1%)
	Corp. Nacional del Cobre de Chile	3.625%	8/1/27	650	719
Colombia (0.1%)
	Republic of Colombia	4.000%	2/26/24	1,350	1,448

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Croatia (0.1%)
[10]	Republic of Croatia	1.500%	6/17/31	500	642
Hungary (0.2%)
[10]	Republic of Hungary	1.625%	4/28/32	1,125	1,459
[10]	Republic of Hungary	1.750%	6/5/35	525	691
					2,150
Japan (0.6%)
[13]	Japan	0.100%	12/20/28	619,050	6,007
[13]	Japan	0.100%	3/20/29	158,800	1,540
[13]	Japan	0.100%	6/20/29	40,250	390
					7,937
Norway (0.1%)
	Equinor ASA	3.000%	4/6/27	1,545	1,710
Panama (0.0%)
[1]	Empresa de Transmision Electrica SA	5.125%	5/2/49	470	563
Qatar (0.2%)
[1]	State of Qatar	2.375%	6/2/21	1,400	1,414
[1]	State of Qatar	3.875%	4/23/23	550	591
[1]	State of Qatar	5.103%	4/23/48	255	365
[1]	State of Qatar	4.400%	4/16/50	265	351
					2,721
Romania (0.2%)
[1,4,10]	Republic of Romania	1.375%	12/2/29	765	911
[10]	Republic of Romania	2.500%	2/8/30	1,225	1,574
					2,485
Saudi Arabia (0.2%)
[1]	Kingdom of Saudi Arabia	2.875%	3/4/23	2,020	2,112
[1]	Saudi Arabian Oil Co.	2.875%	4/16/24	500	528
[1]	Saudi Arabian Oil Co.	3.500%	4/16/29	680	752
					3,392
Spain (0.1%)
[1,10]	Kingdom of Spain	0.600%	10/31/29	1,050	1,323
Supranational (0.2%)
[10]	European Union	0.750%	4/4/31	2,450	3,275
United Arab Emirates (0.1%)
	Emirate of Abu Dhabi	3.125%	10/11/27	1,235	1,383
United Kingdom (0.3%)
[11]	United Kingdom	0.625%	6/7/25	700	958
[11]	United Kingdom	1.250%	7/22/27	155	222
[11]	United Kingdom	0.875%	10/22/29	1,100	1,543
[11]	United Kingdom	3.500%	1/22/45	635	1,335
					4,058
Total Sovereign Bonds (Cost $41,334)					44,417
Taxable Municipal Bonds (0.8%)
	Broward County FL Airport System Revenue	3.477%	10/1/43	100	104
	California State University Revenue	2.897%	11/1/51	365	367
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.300%	12/1/21	40	41
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.899%	12/1/40	805	1,141

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.899%	12/1/40	55	78
	Dallas/Fort Worth International Airport Revenue	3.089%	11/1/40	90	91
	Foothill-Eastern Transportation Corridor Agency CA Toll Road Revenue	4.094%	1/15/49	55	58
[14]	Foothill-Eastern Transportation Corridor Agency CA Toll Road Revenue	3.924%	1/15/53	405	429
	Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/57	755	1,133
	Georgia Municipal Electric Power Authority Revenue	6.655%	4/1/57	43	65
	Grand Parkway Transportation Corp. Texas Revenue	3.236%	10/1/52	290	300
	Illinois GO	5.100%	6/1/33	660	662
[14]	Kansas Development Finance Authority Revenue	5.371%	5/1/26	610	691
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	3.395%	10/15/40	175	184
	Metropolitan Transportation Authority New York Revenue	6.200%	11/15/26	20	22
	Metropolitan Transportation Authority New York Revenue	6.668%	11/15/39	170	216
	Metropolitan Transportation Authority New York Revenue	5.175%	11/15/49	445	499
	New York State Dormitory Authority Revenue (Personal Income Tax)	3.110%	2/15/39	285	306
	North Texas Tollway Authority System Revenue	6.718%	1/1/49	125	217
[15]	Philadelphia PA Authority for Industrial Development Revenue	6.550%	10/15/28	635	816
	Port Authority of New York & New Jersey Revenue	4.458%	10/1/62	305	397
	Sales Tax Securitization Corp. Illinois Revenue	4.787%	1/1/48	650	785
	State of Connecticut GO	2.000%	7/1/23	190	197
	State of Connecticut GO	5.770%	3/15/25	275	330
	State of Florida Board of Administration Finance Corp. Revenue	1.705%	7/1/27	720	740
	University of California Revenue	1.316%	5/15/27	155	157
	University of California Revenue	1.614%	5/15/30	260	259
	University of Virginia Revenue	2.256%	9/1/50	200	198
Total Taxable Municipal Bonds (Cost $9,726)					10,483

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (3.4%)
Money Market Fund (3.4%)
[16]	Vanguard Market Liquidity Fund (Cost $47,502)	0.109%	475,231	47,523
Total Investments (99.9%) (Cost $1,193,069)				1,374,321
Other Assets and Liabilities—Net (0.1%)				1,246
Net Assets (100%)				1,375,567
Cost is in $000.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2020, the aggregate value of these securities was $77,536,000, representing 5.6% of net assets.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of November 30, 2020.
5	Securities with a value of $552,000 have been segregated as initial margin for open futures contracts.
6	Securities with a value of $1,834,000 have been segregated as collateral for open forward currency contracts.
7	Face amount denominated in Canadian dollars.
8	Variable rate security; rate shown is effective rate at period end. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
9	Face amount denominated in Australian dollars.
10	Face amount denominated in euro.
11	Face amount denominated in British pounds.
12	Face amount denominated in Swiss francs.
13	Face amount denominated in Japanese yen.
14	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
15	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
16	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3M—3-month.
ADR—American Depositary Receipt.
GO—Government Obligation Bond.
LIBOR—London Interbank Offered Rate.
REMICS—Real Estate Mortgage Investment Conduits.
UMBS—Uniform Mortgage-Backed Securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Euro-Bobl	December 2020	76	12,275	13
Euro-BTP	December 2020	12	2,163	72
Euro-Buxl	December 2020	20	5,404	155

Futures Contracts (continued)
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Euro-OAT	December 2020	14	2,836	33
Euro-Schatz	December 2020	93	12,461	5
Long Gilt	March 2021	18	3,220	3
				281

Short Futures Contracts
5-Year U.S. Treasury Note	March 2021	(4)	(504)	(1)
10-Year U.S. Treasury Note	March 2021	(147)	(20,311)	(36)
Euro-Bund	December 2020	(66)	(13,797)	(35)
				(72)
				209

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
J.P. Morgan Securities LLC	1/8/21	USD	8,121	AUD	11,082	—	(17)
J.P. Morgan Securities LLC	1/8/21	USD	10,444	CAD	13,656	—	(74)
Goldman Sachs International	12/3/20	AUD	900	CAD	840	14	—
Bank of America N.A	1/8/21	AUD	900	CAD	860	—	(1)
J.P. Morgan Securities LLC	1/8/21	USD	1,575	CHF	1,434	—	(6)
J.P. Morgan Securities LLC	1/8/21	USD	87,826	EUR	73,964	—	(517)
J.P. Morgan Securities LLC	1/8/21	GBP	2,624	EUR	2,945	—	(18)
Goldman Sachs International	1/8/21	USD	935	EUR	781	3	—
Bank of America N.A	1/8/21	USD	18,322	GBP	13,715	26	—
Goldman Sachs International	1/8/21	USD	3,796	GBP	2,844	2	—
J.P. Morgan Securities LLC	1/8/21	USD	9,173	JPY	959,273	—	(24)
						45	(657)
AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds or stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.
F. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.

G.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of November 30, 2020, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	564,384	343,300	—	907,684
U.S. Government and Agency Obligations	—	63,714	—	63,714
Asset-Backed/Commercial Mortgage-Backed Securities	—	11,977	—	11,977
Corporate Bonds	—	288,523	—	288,523
Sovereign Bonds	—	44,417	—	44,417
Taxable Municipal Bonds	—	10,483	—	10,483
Temporary Cash Investments	47,523	—	—	47,523
Total	611,907	762,414	—	1,374,321

Derivative Financial Instruments
Assets
Forward Currency Contracts	—	45	—	45
Liabilities
Futures Contracts[1]	18	—	—	18
Forward Currency Contracts	—	657	—	657
Total	18	657	—	675
1	Represents variation margin on the last day of the reporting period.